Note 28 - Operating Leases - Maturities (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Operating leases maturities	R$ 1,670.2	R$ 1,975.8
Not later than one year [member]
Statement Line Items [Line Items]
Operating leases maturities	404.0	432.6
Later than one year and not later than five years [member]
Statement Line Items [Line Items]
Operating leases maturities	941.3	1,085.1
Later than five years [member]
Statement Line Items [Line Items]
Operating leases maturities	R$ 324.9	R$ 458.1